Share Based Payments - Schedule of Stock Option Activities (Details) - Equity Option [Member] - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Schedule of Stock Option Activities [Line Items]
Number of options, ending balance (in Shares)	6,540,000	384,968	384,968
Weighted average exercise price per option, ending balance	$ 0.44	$ 0.24	$ 0.24
Weighted average grant-date fair value, ending balance	$ 0.35	$ 0.35	$ 0.35
Weighted average remaining contractual terms, ending balance	6 months 10 days	6 months	1 year
Aggregate intrinsic value, ending balance (in Dollars)
Number of options, Granted (in Shares)
Weighted average exercise price per option, Granted
Weighted average grant-date fair value, Granted
Weighted average remaining contractual terms, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of options, Exercised (in Shares)
Weighted average exercise price per option, Exercised
Weighted average grant-date fair value, Exercised
Weighted average remaining contractual terms, Exercised
Aggregate intrinsic value, Exercised (in Dollars)
Number of options, Forfeited (in Shares)
Weighted average exercise price per option, Forfeited
Weighted average grant-date fair value, Forfeited
Weighted average remaining contractual terms, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)
Number of options, Expired (in Shares)			6,155,032
Weighted average exercise price per option, Expired			$ 0.44
Weighted average grant-date fair value, Expired			$ 0.35
Weighted average remaining contractual terms, Expired
Aggregate intrinsic value, Expired (in Dollars)